License and Distribution Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
License And Distribution Agreements
License and Distribution Agreements

13. License and Distribution Agreements

Sequence LifeScience, Inc. Independent Distribution Agreement

On August 23, 2024, the Company entered into an Independent Distributor Agreement (the “Distribution Agreement”) with Sequence LifeScience, Inc. (“Sequence”), which provides the Company exclusive rights to market, sell and distribute ReboundTM, a full thickness placental-derived allograft matrix product, in the U.S. for a period of ninety (90) days. Under the terms of the Distribution Agreement, Sequence will make Rebound available for purchase to the Company at a fixed price consistent with market terms. The Distribution Agreement is intended to be a bridge to allow the parties to cooperatively market the product prior to consummating the Asset Purchase Agreement. The Company acquired Rebound on October 9, 2024, through an asset purchase agreement with Sequence. For more information about the Rebound asset purchase agreement see Note 16, “Subsequent Events.”

Regeneron Research Collaboration Services Agreement

On August 25, 2023, the Company entered into a multi-year research collaboration services agreement with Regeneron Pharmaceuticals, Inc. (“Regeneron”), pursuant to which the Company will support the research effort of Regeneron’s allogeneic cell therapy candidates (the “Regeneron Services Agreement”). The Regeneron Services Agreement’s initial focus is the research on a targeted allogeneic gamma delta chimeric antigen receptor (CAR) T-cell therapy owned by Regeneron designed to enhance proliferation and potency against solid tumors. Payments to the Company under the Regeneron Services Agreement included a non-refundable up-front payment and payments based upon the achievement of defined milestones according to written statements of work. The Regeneron Services Agreement will expire five years from the effective date and may be terminated immediately by either party for the uncured material breach, bankruptcy, or insolvency of the other party. Regeneron may also terminate for convenience upon 30 days’ written notice.

The Regeneron Services Agreement grants Regeneron a royalty-free, fully-paid up, worldwide, non-exclusive license, with the right to grant sublicenses, to the Company’s intellectual property (“IP”) to the extent that any such license is necessary for Regeneron to fully use the Company’s research services. The Company determined that the (1) research licenses and (2) the research activities performed by the Company represent a single combined performance obligation under the Regeneron Services Agreement. The Company determined that Regeneron cannot benefit from the licenses separately from the research activities because these services are specialized and rely on the Company’s expertise such that these activities are highly interrelated and therefore not distinct. Accordingly, the promised goods and services represent one combined performance obligation and the entire transaction price was allocated to that single combined performance obligation. The performance obligation will be satisfied over the research term as the Company performs the research activities.

The upfront payment of $750 was recorded as deferred revenue as of September 30, 2024, and will be recognized as revenue as the combined performance obligation is satisfied. The Company recognizes revenue using the cost-to-cost method, which it believes best depicts the transfer of control to the customer over time. Under the cost-to-cost method, the extent of progress towards completion is measured based on the ratio of actual costs incurred to the total estimated costs expected upon satisfying the identified performance obligation. Under this method, revenue is recorded as a percentage of the estimated transaction price based on the extent of progress towards completion. As of December 31, 2023, the potential research milestone payments that the Company is eligible to receive and have not been achieved, and were excluded from the transaction price as they were fully constrained by uncertain events. The Company will reevaluate the transaction price at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur, and if necessary, the Company will adjust its estimate of the transaction price. Any additions to the transaction price would be reflected in the period as a cumulative revenue catch-up based on the ratio of costs incurred to the total estimated costs expected applied to the revised transaction price.

Sorrento Therapeutics, Inc. License and Transfer Agreement

The Company and Sorrento Therapeutics, Inc. (“Sorrento”), a related party through September 30, 2023, are party to a License and Transfer Agreement for the exclusive worldwide license to CD19 CAR-T constructs for use in placenta-derived cells and/or cord blood-derived cells for the treatment of any disease or disorder (the “2020 Sorrento License Agreement”). The Company retains the right to sublicense the rights granted under the agreement with Sorrento’s prior written consent. As consideration for the license, the Company is obligated to pay Sorrento a royalty equal to low single-digit percentage of net sales (as defined within the agreement) and a royalty equal to low double-digit percentage of all sublicensing revenues (as defined within the agreement). The 2020 Sorrento License Agreement will remain in effect until terminated by either the Company or Sorrento for uncured material breach upon 90 days written notice or, after the first anniversary of the effective date of the 2020 Sorrento License Agreement, by the Company for convenience upon six months’ written notice to Sorrento. On October 19, 2023, Sorrento filed a Plan of Reorganization under Chapter 11 of the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the Southern District of Texas which plan contemplates a liquidation of the debtor. If the Plan is confirmed by the Bankruptcy Court, the Company believes that Sorrento will not be able to perform under the license and that any rights the Company might have under the license would be unenforceable. After assessing the status of the IND to determine an optional path forward for the program, the Company elected to terminate development of CYCART-19 for B-cell malignancies during the third quarter of 2023. The Company may continue pre-clinical development of other T-cell candidates.

Genting Innovation PTE LTD Distribution Agreement

On May 4, 2018, concurrently with Dragasac’s equity investment in Legacy Celularity, Legacy Celularity entered into a distribution agreement with Genting Innovation pursuant to which Genting Innovation was granted supply and distribution rights to certain Company products in select Asia markets (the “Genting Agreement”). The Genting Agreement grants Genting Innovation limited distribution rights to the Company’s then-current portfolio of degenerative disease products and provides for the automatic rights to future products developed by or on behalf of the Company.

The term of the Genting Agreement was renewed on January 31, 2023, and automatically renews for successive 12 month terms unless: Genting provides written notice of its intention not to renew at least three months prior to a renewal term or the Genting Agreement is otherwise terminated by either party for cause.

Genting Innovation and Dragasac are both direct subsidiaries of Genting Berhad, a public limited liability company incorporated and domiciled in Malaysia.

On June 14, 2023, the Genting Agreement was amended and restated to include manufacturing rights in the territories covered under the agreement, expanded to include two new countries, and a commitment by the Company to provide technology transfer pursuant to the plan established by a Joint Steering Committee. On January 17, 2024, the Company further amended the Genting Agreement to include distribution and manufacturing rights to certain of the Company’s cell therapy products, including PSC-100, PDA-001, PDA-002, pEXO-001, APPL-001 and CYNK-001. As of September 30, 2024, the Company has not recognized any revenue under the Genting Agreement.

Celgene Corporation License Agreement

The Company is party to a license agreement with Celgene (the “Celgene Agreement”) pursuant to which the Company granted Celgene two separate licenses to certain intellectual property. The Celgene Agreement grants Celgene a royalty-free, fully-paid up, worldwide, non-exclusive license to the certain intellectual property (“IP”) for pre-clinical research purposes in all fields and a royalty-free, fully-paid up, worldwide license, with the right to grant sublicenses, for the development, manufacture, commercialization and exploitation of products in the field of the construction of any CAR, the modification of any T-lymphocyte or NK cell to express such a CAR, and/or the use of such CARs or T-lymphocytes or NK cells for any purpose, including prophylactic, diagnostic, and/or therapeutic uses thereof. The Celgene Agreement will remain in effect until its termination by either party for cause.

Pulthera, LLC Binding Term Sheet

Concurrent with the entry into the securities purchase agreement for the private placement described in Note 7 above, the Company executed a binding term sheet to negotiate and enter into a sublicense agreement of certain assets from an affiliate of Pulthera, LLC (the “sublicensor”). Pursuant to the binding term sheet, the Company paid sublicensor $3,000 option fee in cash and issued $1,000 of shares of its Class A common stock (169,492 shares based on the closing price on March 17, 2023) as consideration for stem-cells inventory to be used in research and development. The option fee paid by the Company will be applied towards an initial license fee as outlined in the sublicense agreement. The Company is required to use diligent and reasonable efforts to develop and obtain regulatory approval to market at least one licensed product contingent upon a firm written commitment to provide further financing to the Company. The $3,000 option fee was recorded as acquired IPR&D expense included in research and development expense on the condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2023, as the acquired IPR&D had no alternative future use.

License Agreement with BioCellgraft, Inc.

On December 11, 2023, the Company and BioCellgraft, Inc. (“BioCellgraft”) entered into a license agreement whereby the Company granted an exclusive license to BioCellgraft, with the right to sublicense, to develop and commercialize certain licensed products to the dental market in the United States over an initial four year term and will automatically renew for an additional two years unless either party provides written notice of termination. BioCellgraft will pay to the Company total license fees of $5,000 over a two year period, as defined. Upon execution of the agreement, the Company received a $300 payment towards the first year payment. To date, the Company has not received any additional consideration beyond the $300 license payment under the agreement.

15. License and Distribution Agreements

Regeneron Research Collaboration Services Agreement

On August 25, 2023, the Company entered into a multi-year research collaboration services agreement with Regeneron Pharmaceuticals, Inc. (“Regeneron”), pursuant to which the Company will support the research effort of Regeneron’s allogeneic cell therapy candidates (the “Regeneron Services Agreement”). The Regeneron Services Agreement’s initial focus is the research on a targeted allogeneic gamma delta chimeric antigen receptor (CAR) T-cell therapy owned by Regeneron designed to enhance proliferation and potency against solid tumors. Payments to the Company under the Regeneron Services Agreement included a nonrefundable up-front payment and payments based upon the achievement of defined milestones according to written statements of work. The Regeneron Services Agreement will expire five years from the effective date and may be terminated immediately by either party for the uncured material breach, bankruptcy, or insolvency of the other party. Regeneron may also terminate for convenience upon 30 days’ written notice.

The Regeneron Services Agreement grants Regeneron a royalty-free, fully-paid up, worldwide, non-exclusive license, with the right to grant sublicenses, to the Company’s intellectual property (“IP”) to the extent that any such license is necessary for Regeneron to fully use the Company’s research services. The Company determined that the (1) research licenses and (2) the research activities performed by the Company represent a single combined performance obligation under the Regeneron Services Agreement. The Company determined that Regeneron cannot benefit from the licenses separately from the research activities because these services are specialized and rely on the Company’s expertise such that these activities are highly interrelated and therefore not distinct. Accordingly, the promised goods and services represent one combined performance obligation and the entire transaction price was allocated to that single combined performance obligation. The performance obligation will be satisfied over the research term as the Company performs the research activities.

The upfront payment of $750 was recorded as deferred revenue and within accounts receivable as of December 31, 2023, and will be recognized as revenue as the combined performance obligation is satisfied. The Company recognizes revenue using the cost-to-cost method, which it believes best depicts the transfer of control to the customer over time. Under the cost-to-cost method, the extent of progress towards completion is measured based on the ratio of actual costs incurred to the total estimated costs expected upon satisfying the identified performance obligation. Under this method, revenue is recorded as a percentage of the estimated transaction price based on the extent of progress towards completion. As of December 31, 2023, the potential research milestone payments that the Company is eligible to receive and have not been achieved, and were excluded from the transaction price as they were fully constrained by uncertain events. The Company will reevaluate the transaction price at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur, and if necessary, the Company will adjust its estimate of the transaction price. Any additions to the transaction price would be reflected in the period as a cumulative revenue catch-up based on the ratio of costs incurred to the total estimated costs expected applied to the revised transaction price

Sorrento Therapeutics, Inc. License and Transfer Agreement

The Company and Sorrento Therapeutics, Inc. (“Sorrento”), a related party through September 30, 2023, are party to a License and Transfer Agreement for the exclusive worldwide license to CD19 CAR-T constructs for use in placenta-derived cells and/or cord blood-derived cells for the treatment of any disease or disorder (the “2020 Sorrento License Agreement”). The Company retains the right to sublicense the rights granted under the agreement with Sorrento’s prior written consent. As consideration for the license, the Company is obligated to pay Sorrento a royalty equal to low single-digit percentage of net sales (as defined within the agreement) and a royalty equal to low double-digit percentage of all sublicensing revenues (as defined within the agreement). The 2020 Sorrento License Agreement will remain in effect until terminated by either the Company or Sorrento for uncured material breach upon 90 days written notice or, after the first anniversary of the effective date of the 2020 Sorrento License Agreement, by the Company for convenience upon six months’ written notice to Sorrento. On October 19, 2023, Sorrento filed a Plan of Reorganization under Chapter 11 of the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the Southern District of Texas which plan contemplates a liquidation of the debtor. If the Plan is confirmed by the Bankruptcy Court, the Company believes that Sorrento will not be able to perform under the license and that any rights the Company might have under the license would be unenforceable. After assessing the status of the IND to determine an optional path forward for the program, the Company has elected to terminate development of CYCART-19 for B-cell malignancies during the third quarter of 2023. The Company may continue pre-clinical development of other T-cell candidates.

Genting Innovation PTE LTD Distribution Agreement

On May 4, 2018, concurrently with Dragasac’s equity investment in Legacy Celularity, Legacy Celularity entered into a distribution agreement with Genting Innovation pursuant to which Genting Innovation was granted supply and distribution rights to certain Company products in select Asia markets (the “Genting Agreement”). The Genting Agreement grants Genting Innovation limited distribution rights to the Company’s then-current portfolio of degenerative disease products and provides for the automatic rights to future products developed by or on behalf of the Company.

The term of the Genting Agreement was renewed on January 31, 2023, and automatically renews for successive twelve month terms unless: Genting provides written notice of its intention not to renew at least three months prior to a renewal term or the Genting Agreement is otherwise terminated by either party for cause.

Genting Innovation and Dragasac are both direct subsidiaries of Genting Berhad, a public limited liability company incorporated and domiciled in Malaysia.

On June 14, 2023, the Genting Agreement was amended and restated to include manufacturing rights in the territories covered under the agreement, expanded to include two new countries, and a commitment by the Company to provide technology transfer pursuant to the plan established by a Joint Steering Committee. On January 17, 2024, the Company further amended the Genting Agreement to distribution and manufacturing rights to certain of the Company’s cell therapy products, including PSC-100, PDA-001, PDA-002, pEXO-001, APPL-001 and CYNK-001.

Celgene Corporation License Agreement

The Company is party to a license agreement with Celgene (the “Celgene Agreement”) pursuant to which the Company granted Celgene two separate licenses to certain intellectual property. The Celgene Agreement grants Celgene a royalty-free, fully-paid up, worldwide, non-exclusive license to the certain intellectual property (“IP”) for pre-clinical research purposes in all fields and a royalty-free, fully-paid up, worldwide license, with the right to grant sublicenses, for the development, manufacture, commercialization and exploitation of products in the field of the construction of any CAR, the modification of any T-lymphocyte or NK cell to express such a CAR, and/or the use of such CARs or T-lymphocytes or NK cells for any purpose, including prophylactic, diagnostic, and/or therapeutic uses thereof. The Celgene Agreement will remain in effect until its termination by either party for cause.

Exclusive Supply and Distribution Agreements

On May 7, 2021, the Company entered into a six-year supply and distribution agreement with Arthrex, Inc. (“Arthrex”) that includes (i) an exclusive Biovance, Interfyl, and Centaflex license for distribution and commercialization within the United States for the orthopedic surgery and (ii) an exclusive Interfyl and Centaflex license for commercialization and distribution within the United States for the acute and chronic non-healing wound market (the “Arthrex Supply and Distribution Agreement”). The Arthrex Supply and Distribution Agreement will automatically renew for terms of two-year periods unless either party gives notice of non-renewal at least twelve months advance of the end of the then current term. At least ninety days prior to the start of each calendar quarter, the Company and Arthrex will agree in good faith to a minimum binding forecast based upon projected sales volume by Arthrex for said upcoming calendar quarter for each of the products. Upon agreement, Arthrex shall submit to the Company a purchase order to purchase products for the minimum forecasted quantities. The Company shall invoice Arthrex after the product has been issued and payments for such invoices will be 2%, ten net forty-five days from the date of the invoice. Upon material breach of the Arthrex Supply and Distribution Agreement either party may deliver such breach to the other party and the notified party will have thirty days to cure such breach. If the notified party fails to cure the material breach of the Arthrex Supply and Distribution Agreement the non-breaching party may terminate the respective agreement. Under the Arthrex Supply and Distribution Agreement, the Company and Arthrex will establish a joint steering committee to oversee commercialization activities of the products. Membership of the joint steering committee will be comprised of an equal number of employees of each respective party.

On September 1, 2021, the Company entered into a three-year supply and distribution agreement with Evolution Biologyx, LLC (“Evolution”) that includes an exclusive Interfyl license for the distribution and commercialization within the United States within any medical specialty where Interfyl is administered in an in-office or in-patient setting and is reimbursed through Medicare Part B or any successor, equivalent or similar category established by the Center for Medicare Services or other Government Authority, except in the medical specialty of orthopedic surgery excluding trauma or spine applications in the medical specialty or orthopedic or neurologic surgery (the “Evolution Supply and Distribution Agreement”). On April 13, 2023, the Company terminated the Evolution Supply and Distribution Agreement for uncured material breach resulting from Evolution’s refusal to pay outstanding invoices in the amount of approximately $2.35 million. On April 17, 2023, we filed a complaint against Evolution in the U.S. District Court for the District of New Jersey to recover unpaid invoice amounts, plus interest (See Note 11).

Pulthera, LLC Binding Term Sheet

Concurrent with the entry into the securities purchase agreement for the private placement described in Note 9 above, the Company executed a binding term sheet to negotiate and enter into a sublicense agreement of certain assets from an affiliate of Pulthera, LLC (the “sublicensor”). Pursuant to the binding term sheet, the Company paid sublicensor $3,000 option fee in cash and issued $1,000 of shares of its Class A common stock (169,492 shares based on the closing price on March 17, 2023) as consideration for stem-cells inventory to be used in research and development. The option fee paid by the Company will be applied towards an initial license fee as outlined in the sublicense agreement. The Company is required to use diligent and reasonable efforts to develop and obtain regulatory approval to market at least one licensed product contingent upon a firm written commitment to provide further financing to the Company. The $3,000 option fee was recorded as acquired IPR&D expense included in research and development expense on the consolidated statements of operations for the year ended December 31, 2023, as the acquired IPR&D had no alternative future use.

License Agreement with BioCellgraft, Inc.

On December 11, 2023, the Company and BioCellgraft, Inc. (“BioCellgraft”) entered into a license agreement whereby the Company granted an exclusive license to BioCellgraft, with the right to sublicense, to develop and commercialize certain licensed products to the dental market in the United States over an initial four year term and will automatically renew for an additional two years unless either party provides written notice of termination. BioCellgraft will pay to the Company total license fees of $5,000 over a two year period, as defined. Upon execution of the agreement, the Company received a $300 payment towards the first year payment.